BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Schedule of detailed information about borrowings

		Unsecured
	MACA	bank facilities	Bradesco	Samsung	Asahi	Total
Balance, January 1, 2021	$3,010	$17,516	$2,404	$10,468	$—	$33,398

Borrowings	—	30,574	—	4,900	19,846	55,320
Interest accrued	18	1,047	193	331	147	1,736
Principal repayments	(2,937)	(25,344)	(1,112)	(10,446)	—	(39,839)
Interest payments	(59)	(945)	(246)	(282)	(108)	(1,640)
Foreign exchange	(32)	—	—	—	—	(32)
Balance, December 31, 2021	$—	$22,848	$1,239	$4,971	$19,885	$48,943
Current	$—	$22,848	$961	$3,805	$15,000	$42,614
Non-current	$—	$—	$278	$1,166	$4,885	$6,329